Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Number of Options
Beginning balance (in shares)			49,486,556
Granted (in shares)	0	0	0	0
Exercised (in shares)			(8,726,827)
Expired and forfeited (in shares)			(665,405)
Ending balance (in shares)	40,094,324		40,094,324		49,486,556
Weighted average exercise price (USD)
Beginning balance (in CAD per share)			$ 1.19
Granted (in CAD per share)			0
Exercised (in CAD per share)			0.54
Expired and forfeited (in CAD per share)			1.37
Ending balance (in CAD per share)	$ 1.36		$ 1.36		$ 1.19
Stock Options Additional Disclosures
Outstanding, Weighted average remaining contractual term (years)			6 years 7 months 28 days		6 years 7 months 24 days
Outstanding, Aggregate intrinsic value (CAD)	$ 118,191		$ 118,191		$ 290,074
Exercisable, Number of Options (in shares)	27,340,787		27,340,787
Exercisable, Weighted average exercise price (in CAD per share)	$ 0.82		$ 0.82
Exercisable, Weighted average remaining contractual term (years)			5 years 9 months 25 days
Exercisable, Aggregate intrinsic value (CAD)	$ 90,683		$ 90,683
Unvested, Number of Options (in shares)	12,753,537		12,753,537
Unvested, Weighted average exercise price (in CAD per share)	$ 2.42		$ 2.42
Unvested, Weighted average remaining contractual term (years)			8 years 4 months 13 days
Unvested, Aggregate intrinsic value (CAD)	$ 27,508		$ 27,508